SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07358

Duff & Phelps Utility and Corporate Bond Trust Inc.

(Exact name of registrant as specified in charter)

55 East Monroe Street, Suite 3600, Chicago, Illinois 60603

(Address of principal executive offices) (Zip code)

Alan M. Meder	Lawrence Hamilton
Duff & Phelps Utility and Corporate Bond Trust Inc.	Mayer Brown, LLP
55 East Monroe Street, Suite 3600	71 South Wacker Drive
Chicago, Illinois 60603	Chicago, Illinois 60606

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 541-5555

Date of fiscal year end: December 31

Date of reporting period: September 30, 2007

Item 1– Schedule of Investments

DUFF & PHELPS UTILITY AND CORPORATE BOND TRUST INC.

PORTFOLIO OF INVESTMENTS

September 30, 2007

(Unaudited)

Principal Amount (000)	Description	Value
	LONG-TERM INVESTMENTS - 155.0%
	U.S. Government and Agency Obligations - 13.3%
	Federal National Mortgage Association,
$323	8.00%, 10/01/30	$340,331
1,119	7.00%, 12/01/31	1,165,770
	Government National Mortgage Association
	Pass-Through Certificates,
15	7.00%, 3/15/26	16,029
105	7.50%, 5/15/26	110,393
94	8.00%, 11/15/30	100,202
102	8.00%, 2/15/31	108,769
	U.S. Treasury Bonds,
40,000	10.375%, 11/15/12	40,321,880

	Total U.S. Government and Agency Obligations (cost $46,828,174)	42,163,374

	Corporate Bonds - 135.7%
	Financial - 33.8%
	Aegon NV,
4,000	9.375%, 3/01/08	4,048,560
	Bank United,
4,910	8.00%, 3/15/09	5,103,572
	Bear Stearns & Co. Inc.,
7,000	7.625%, 12/07/09	7,308,714
	Boeing Capital Corp.,
5,000	6.50%, 2/15/12	5,276,185
	Duke Realty Corp, L.P.,
6,000	6.80%, 2/12/09	6,126,942
	ERP Operating Limited Partnership,
5,000	6.625%, 3/15/12	5,162,340
	Firstar Bank, N.A.,
7,000	7.125%, 12/01/09	7,285,621
	Household Finance Corp.,
10,000	8.00%, 7/15/10	10,738,580
	JPMorgan Chase & Co.,
10,000	7.875%, 6/15/10	10,678,150
	Mack-Cali Realty, L.P.,
7,000	7.75%, 2/15/11	7,501,025
	Merrill Lynch & Co.,
5,000	6.50%, 7/15/18	5,193,805
5,000	6.875%, 11/15/18	5,341,730
	NationsBank Capital Trust IV,
10,000	8.25%, 4/15/27	10,407,400
	PNC Funding Corp.,
6,000	7.50%, 11/01/09	6,297,474
	Simon Property Group, L.P.,
5,000	7.125%, 2/09/09	5,099,345
5,000	7.00%, 7/15/09	5,143,220

		106,712,663

DUFF & PHELPS UTILITY AND CORPORATE BOND TRUST INC.

PORTFOLIO OF INVESTMENTS-(Continued)

September 30, 2007

(Unaudited)

Principal Amount (000)	Description	Value
	Industrial - 25.4%
	DaimlerChrysler NA Holdings,
$10,000	7.20%, 9/01/09	$10,363,080
	Dow Chemical Company,
7,000	9.00%, 4/01/21	8,660,939
	General Electric Capital Corporation,
7,565	8.625%, 6/15/08	7,732,111
	Sun Company, Inc.,
5,000	9.00%, 11/01/24	6,390,215
	Tele-Communications, Inc.,
5,275	10.125%, 4/15/22	7,052,427
3,200	9.875%, 6/15/22	4,203,008
	Time Warner Entertainment Company, L.P.,
5,000	8.875%, 10/01/12	5,699,750
	Time Warner, Inc.,
5,000	9.15%, 2/01/23	6,110,875
	Union Pacific Corp.,
7,000	7.375%, 9/15/09	7,314,755
	USX Corporation,
10,000	9.125%, 1/15/13	11,561,850
	Wal-Mart Stores, Inc.,
5,000	6.875%, 8/10/09	5,170,690

		80,259,700

	Telephone - 21.1%
	British Telecommunications PLC,
7,000	8.625%, 12/15/10	7,712,040
	Deutsche Telekom International Finance,
12,000	8.00%, 6/15/10	12,861,984
	France Telecom SA,
5,000	7.75%, 3/01/11	5,378,640
	Koninklijke (Royal) KPN NV,
5,000	8.00%, 10/01/10	5,381,730
	New Cingular Wireless Services Inc.,
9,000	8.125%, 5/01/12	9,989,325
	New York Telephone Co.,
5,000	8.625%, 11/15/10	5,484,465
	Sprint Corp.,
10,125	9.25%, 4/15/22	11,832,703
	Verizon Global Funding Corp.,
7,500	7.375%, 9/01/12	8,174,167

		66,815,054

	Utilities - 55.4%
	AGL Capital Corp.,
10,000	7.125%, 1/14/11	10,583,100
	Alabama Power Co.,
2,750	7.125%, 10/01/07	2,750,000
	CalEnergy Company, Inc.,
10,000	8.48%, 9/15/28	12,230,850
	CenterPoint Energy Resources Corp.,
10,000	7.75%, 2/15/11	10,637,180
	ComEd Financing II,
17,438	8.50%, 1/15/27	17,260,377
	Duke Energy Corporation,
10,000	7.375%, 3/01/10	10,471,740

DUFF & PHELPS UTILITY AND CORPORATE BOND TRUST INC.

PORTFOLIO OF INVESTMENTS-(Continued)

September 30, 2007

(Unaudited)

Principal Amount (000)	Description	Value
	Utilities (Continued)
	Hydro-Quebec,
$10,000	7.50%, 4/01/16	$11,597,440
	Illinois Power Co.,
8,485	7.50%, 6/15/09	8,730,166
	KeySpan Gas East Corporation,
10,088	7.875%, 2/01/10	10,679,752
	NSTAR,
5,020	8.00%, 2/15/10	5,332,987
	Progress Energy, Inc.,
6,000	7.10%, 3/01/11	6,315,036
	PSE&G Power, LLC.,
5,000	7.75%, 4/15/11	5,357,995
	Sempra Energy,
10,000	7.95%, 3/01/10	10,588,700
	South Carolina Electric & Gas Co.,
6,000	6.125%, 3/01/09	6,079,530
	Southern California Edison Company,
5,512	7.625%, 1/15/10	5,795,289
	Spectra Energy Capital LLC.,
10,000	7.50%, 10/01/09	10,436,580
	Trans-Canada Pipelines Limited,
10,000	9.875%, 1/01/21	13,389,990
	Wisconsin Energy Corp.,
6,000	6.50%, 4/01/11	6,238,152
	Xcel Energy, Inc.,
10,131	7.00%, 12/01/10	10,636,365

		175,111,229

	Total Corporate Bonds (cost $424,663,640)	428,898,646

	Asset-Backed Securities - 1.7%
	Detroit Edison Securitization Funding LLC 2001-1 A6,
5,000	6.62%, 3/01/16	5,313,147

	Total Asset-Backed Securities (cost $5,925,000)	5,313,147

Shares
	Non-Convertible Preferred Stock - 4.3%
	Financial - 4.3%
	Duke Realty Corp., Series M,
100,000	6.95%	2,335,000
	Duke Realty Corp., Series N,
100,000	7.25%	2,445,000
	Public Storage, Inc., Series I,
120,000	7.25%	2,948,400
	Realty Income Corp., Series D,
100,000	7.375%	2,494,000
	UDR, Inc., Series G,
100,000	6.75%	2,265,000
	Vornado Realty Trust I, Series I,
50,000	6.625%	1,110,000

	Total Non-Convertible Preferred Stock (cost $14,213,000)	13,597,400

	Total Long-Term Investments (cost $491,629,814)	489,972,567

DUFF & PHELPS UTILITY AND CORPORATE BOND TRUST INC.

PORTFOLIO OF INVESTMENTS-(Continued)

September 30, 2007

(Unaudited)

Principal Amount (000)	Description	Value
	SHORT-TERM INVESTMENTS - 0.6%
	U.S. Treasury Bills,
$1,800	3.500%,10/25/07
	(cost $1,795,428)	$1,795,428

	Total Investments - 155.6% (Cost $493,425,242)	491,767,995
	Other Assets in Excess of Liabilities - 4.5%	14,306,086
	Liquidation Value of Preferred Shares - (60.1)%	(190,000,000)

	Net Assets Applicable to Common Stock - 100%	$316,074,081

Notes

Securities Valuation:

The Fund values its fixed income securities by using market quotations, prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics in accordance with procedures established by the Board of Directors of the Fund. The relative liquidity of some securities in the Fund’s portfolio may adversely affect the ability of the Fund to accurately value such securities. Any securities or other assets for which such current market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Fund’s Board of Directors.

Debt securities having a remaining maturity of 60 days or less when purchased and debt securities originally purchased with maturities in excess of 60 days but which currently have maturities of 60 days or less are valued at cost adjusted for amortization of premiums and accretion of discounts, which approximates market value.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of September 30, 2007 was as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Depreciation
$516,655,756	$4,406,468	$29,294,229	$24,887,761

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission's website (www.SEC.gov)

Item 2– Controls and Procedures

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on an evaluation of those controls and procedures made as of a date within 90 days of the filing date of this report as required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Exchange Act.

(b) There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the last fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3– Exhibits

      Exhibit 99.CERT- Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Duff & Phelps Utility and Corporate Bond Trust Inc.

By (Signature and Title)	/s/ ALAN M. MEDER
Alan M. Meder
Treasurer
(Principal Financial and Accounting Officer)

Date November 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ NATHAN I. PARTAIN
Nathan I. Partain
President and Chief Executive Officer

Date November 28, 2007

By (Signature and Title)	/s/ ALAN M. MEDER
Alan M. Meder
Treasurer
(Principal Financial and Accounting Officer)

Date November 28, 2007